Lease Exit Costs and Properties Held for Sale - Narrative (Details) $ in Millions	4 Months Ended		12 Months Ended
	Jun. 18, 2016 USD ($) property	Jan. 03, 2015 store	Feb. 24, 2018 USD ($) property store	Feb. 25, 2017 store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of closed stores | store			26	40
Number of properties sold and leaseback | property			94
Aggregate purchase price, exclusive of closing costs			$ 962.0
Lease term of sale-leaseback			20 years
Renewal lease term options for sale leaseback transaction			5 years
Annual rental payment			$ 65.0
Annual rental payment increase period one			1 year
Annual rental payment increase period two			5 years
Sale leaseback transaction, number of qualifying stores | store			80
Gross deferred gain on sale leaseback			$ 360.1
Sale leaseback transaction, number of stores not qualifying | store			14
Financing liability			$ 133.4
Number of distribution centers sold | store		168
Distribution centers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price, exclusive of closing costs	$ 237.3
Gross deferred gain on sale leaseback	$ 97.4
Number of distribution centers sold | property	2
Operating lease period	36 months